LEASES (Schedule of Components of Operating Lease Expense) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Leases [Abstract]
Operating lease cost	[1]	$ 1,114	$ 1,166
Short- term lease cost		103	120
Total lease costs		$ 1,217	$ 1,286

[1]	Operating lease cost were paid in cash during the six months ended June 30, 2020 and 2019.